Taxation (Tables)	12 Months Ended
Jun. 30, 2026
Taxation
Schedule of reconciliation of tax (credit)/expense

Reconciliation of tax (credit)/expense	Year ended	Year ended	Year ended
	30 June 2026	30 June 2025	30 June 2024
	US$’000	US$’000	US$’000
Losses from operations	(10,043)	(2,711)	(1,376)

Tax using the Company’s effective domestic tax rate of 19% (2025: 19%, 2024: 19%)	(1,908)	(515)	(261)
Effects of:
Overseas tax rates differing from UK rate	(34)	—	—
Tax effect of disallowable expenditure	398	162	126
Current losses with no recognisable deferred tax asset	1,544	353	135
Tax charge	—	—	—